Incorporated herein by reference is a supplement to the prospectus of MFS Strategic Income Fund, a series of MFS Series Trust VIII (File No. 033-37972), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 28, 2014 (SEC Accession No. 0001104659-14-083761).